Share Capital/Treasury Shares - Summary of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Value of shares issued and fully paid		$ 11		$ 9
Ordinary shares issued to holders of preferred shares, Value			$ 588,291
Exercise of share options, Value	[1]		$ 83
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		650,000,000	650,000,000	650,000,000	444,343,488
Value of shares authorized		$ 3	$ 3	$ 3	$ 44
Number of shares issued and fully paid		109,970,348	89,480,790	89,495,790	401,804,327
Value of shares issued and fully paid		$ 11	$ 9	$ 9	$ 41
Restated by applying the exchange ratio pursuant to the Business Combination, Shares					28,800,926
Restated by applying the exchange ratio pursuant to the Business Combination, Value					$ 3
Exercise of share options, Shares			47,443
Par value per share			$ 0.0001
Class A ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		500,000,000	500,000,000	500,000,000
Value of shares issued PIPE investors		$ 2
Ordinary shares issued in connection to the Business Combination			3,312,715
Number of ordinary shares issued to convertible preferred shareholders			2,668,750
Number of ordinary shares issued to convertible preferred shareholders		19,166,666
Number of ordinary shares issued to employees for compensation		1,238,582
Number of ordinary shares issued to board members for board fees		69,310
Class B ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised		100,000,000	100,000,000	100,000,000
Ordinary shares issued to holders of preferred shares, Shares			54,420,956
Ordinary shares issued to holders of preferred shares, Value			$ 6
Number of ordinary shares issued to convertible preferred shareholders			230,000

[1]	Consists of 435,833 Pre-Closing Apollomics Ordinary Shares issued for share options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the closing of the Business Combination (the “Closing”). On April 26, 2023, additional share options were exercised resulting in the issuance of 16,202 Post-Closing Apollomics Ordinary Shares.